[Andrews Kurth LLP Letterhead]
May 12, 2006
BY EDGAR
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	El Paso Corporation
Registration Statement on Form S-4
Ladies and Gentlemen:
                  On behalf of El Paso Corporation (the “Company”), we transmit herewith for filing in accordance with the Securities Act of 1933, as amended, the Company’s Registration Statement on Form S-4 (the “Registration Statement”).
                  The securities covered by the Registration Statement will be issued in a series of exchange offers to be conducted by the Company. Attached is a letter from the Company indicating its reliance on the no-action letters issued to Exxon Capital Holdings Corporation (publicly available May 13, 1988), Morgan Stanley & Co. Incorporated (publicly available June 5, 1991) and Shearman & Sterling (publicly available July 2, 1993).
             Please address any comments or questions regarding this filing to G. Michael O’Leary (713.220.4360) at Andrews Kurth LLP.

Very truly yours,

/s/ G. Michael O’Leary

G. Michael O’Leary
Enclosure

El Paso Corporation
El Paso Building
1001 Louisiana Street
Houston, Texas 77002
May 12, 2006
BY EDGAR
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
     Re: El Paso Corporation Exchange Offers
Ladies and Gentlemen:
          In connection with the exchange offers (the “Exchange Offers”) being made by El Paso Corporation (the “Company”) pursuant to the prospectus (the “Prospectus”) contained in the Company’s Registration Statement on Form S-4 filed today with the Securities and Exchange Commission (the “Commission”) and the related letter of transmittal, this letter will confirm the following:
     (1) The Company is registering the Exchange Offers in reliance upon the position of the Staff of the Commission set forth in the no-action letters issued to: (i) Exxon Capital Holdings Corporation (avail. May 13, 1988); (ii) Morgan Stanley & Co. Incorporated (avail. June 5, 1991) and (iii) Shearman & Sterling (avail. July 2, 1993) (collectively the “No-Action Letters”).
     (2) The Company has not entered into any arrangement or understanding with any person to distribute the registered notes described in the Prospectus to be received in the Exchange Offers (the “New Notes”) in exchange for the Company’s outstanding notes described in the Prospectus (the “Old Notes”) and, to the best of the Company’s information and belief, each person participating in the Exchange Offers is acquiring the New Notes in the ordinary course of its business, is not participating in and has no arrangement or understanding with any person to participate in the distribution of the New Notes to be received in the Exchange Offers, is not an “affiliate” of the Company within the meaning of Rule 405 under the Securities Act of 1933, as amended (the “Securities Act”) and did not purchase such Old Notes to be exchanged for New Notes directly from the Company to resell pursuant to Rule 144A under the Securities Act or another exemption under the Securities Act. In addition, to the best of the Company’s information and belief, each person participating in the Exchange Offers who is not a broker-dealer is not engaged in and does not intend to engage in a distribution of the New Notes. In this regard, the Company will make each person participating in the Exchange Offers aware that if such person is participating in the Exchange Offers with the intention of participating in any manner in a distribution of the New Notes, such person (i) could not rely on the Staff position set forth in the No-Action Letters or interpretative letters to similar effect and (ii) must comply with the registration and prospectus delivery requirements of the Securities Act in connection with any resale transaction, unless an exemption from registration is otherwise available. The Company acknowledges that such a secondary resale for the purpose of distributing the New Notes should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K.
     (3) A broker-dealer may participate in the Exchange Offers with respect to Old Notes acquired for its own account as a result of market-making or other trading activities; provided, that the broker-dealer has not entered into any arrangement or understanding with the Company or an affiliate of the Company to distribute the New Notes and the Company (i) will make each person participating in the Exchange Offers aware (through the Prospectus for

Securities and Exchange Commission
May 12, 2006
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the Exchange Offers) that any broker-dealer who holds Old Notes acquired for its own account as a result of market-making or other trading activities, and who receives New Notes in exchange for such Old Notes pursuant to the Exchange Offers, must deliver a prospectus meeting the requirements of the Securities Act as described in (2) above in connection with any resale of such New Notes, and (iii) will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offers a provision providing that if the exchange offeree is a broker-dealer holding Old Notes acquired for its own account as a result of market-making or other trading activities, an acknowledgment that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of the New Notes; however, by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.
     The transmittal letter to be executed by the exchange offeree in order to participate in the Exchange Offers includes a representation to the effect that by accepting any Exchange Offer, the exchange offeree represents that it is not engaged in, and does not intend to engage in, a distribution of the New Notes.

Sincerely,

By: Name:	/s/ David L. Siddall, Esq. David L. Siddall, Esq.
Title:	Special Counsel